Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Not later than one year [member]
Disclosure Of Commitments [Line Items]
Contractual purchase commitments	$ 26.4	$ 21.4